Promissory note (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Shares issued	1,202,189
Redemption of Note	$ 338,009
Promissory notes [Member]
Description of Debt Instrument	the Company issued to the Investor an unsecured promissory note (the “Note”) dated July 30, 2024 in the original principal amount of $5,355,000 (the “Note”) for $5,000,000 in gross proceeds. The Company used all of the proceeds from the Note to repay its indebtedness owed to Streeterville Capital, LLC under the Convertible Promissory Note it issued on September 26, 2022
Interest rate	7.00%
Debt Instrument Terms	12 months
Debt Instrument Original Issue Discount	$ 350,000
Debt Issuance Costs	5,000
Amortization of debt issuance costs	177,014
Interest expense	$ 159,829
Description of outstanding balance	the outstanding balance will be automatically increased by 0.5% as of such fifth day. Under the Purchase Agreement, while the Note is outstanding until 5 days after the Note is satisfied in full, the Company agreed to keep adequate current public information available, maintain its Nasdaq listing and not make certain Restricted Issuance (as defined therein), among other things. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by 10% for a Major Trigger Event (as defined in the Note) and 5% for a Minor Trigger Event (as defined in the Note), with an aggregate of 25% as the maximum increase in the outstanding balance. In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum
pre-payment Amount	105.00%
Shares issued	1,202,189
Redemption of convertible notes	$ 1,000,000
Redemption of Note	338,009
Outstanding debt of note	4,100,000	$ 5,300,000
Promissory notes [Member] | Minimum [Member]
Monthly redemption amount	250,000
Promissory notes [Member] | Maximum [Member]
Monthly redemption amount	$ 1,000,000